Investments In Affiliated Companies, Partnerships And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ 7,042	$ 22,599	$ 12,604
Realized gain on disposal of equity method investment	(10,619)	0	16,727
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	9,622	10,933	10,610
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	(3,176)	(1,195)	435
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	2,230	3,063	4,765
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	(2,087)	(1,546)	(837)
Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	0	10,899	1,549
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	453	$ 445	$ (3,918)
Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Realized gain on disposal of equity method investment	$ 10,300